Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 599	$ 1,079	$ 469	$ 465	$ 455	$ 451	$ 731	$ 761	$ 2,612	$ 2,398
Dividends on non-vested restricted stock									(51)	(74)
Net income allocated to stockholders									2,561	2,324
Basic earnings per share
Income available to common stockholders									4,808,820	4,780,866
Basic earnings per common share	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.10	$ 0.09	$ 0.15	$ 0.15	$ 0.53	$ 0.49
Effect of dilutive securities
Dilutive Securities, Effect on Basic Earnings Per Share, Total									0	0
Restricted stock awards									62,358	65,381
Diluted earnings per share
Income available to common stockholders and assumed conversions									$ 2,561	$ 2,324
Weighted Average Number of Shares Outstanding, Diluted, Total									4,871,179	4,846,247
Earnings Per Share, Diluted, Total	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.09	$ 0.09	$ 0.15	$ 0.15	$ 0.53	$ 0.48